UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2922
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Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Semiannual Report
MARCH 31, 2007

Waddell & Reed Advisors Cash Management

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Proxy Voting Information
32	Quarterly Portfolio Schedule Information
33	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Cash Management, Inc. prospectus.

President's Letter
      March 31, 2007

Dear Shareholder:

Stock markets around the globe generally provided attractive returns over the past six months, even as week to week it seemed the degree of price fluctuation accelerated. Most bond markets, meanwhile, were relatively flat. Concerns regarding monthly inflation reports, energy prices, Federal Reserve policy and increased defaults on housing debt were among the short-term factors that seemed to worry some fixed-income investors.

Enclosed is our report on your Waddell & Reed Advisors Fund's operations for the six months ended March 31, 2007. This past fiscal period the S&P 500 Index advanced 6.4 percent, led by a 20.9 percent rise in materials stocks. Energy stocks were strong, too, as the price of oil gyrated. Health care and financials were generally the weakest stock sectors during the six-month period. In fixed-income markets, prices of lower rated securities softened in some sectors as overall economic growth slowed.

Seasons change, growth continues

As we enter spring, gasoline prices have risen again to above $2.50 a gallon in many locations. However, the latest round of volatility at the pump pales in comparison to the situation last summer, when more than $3 a gallon was briefly the norm, and the U.S. seemed threatened with significantly higher inflation. Overall, the economic news of the past year has been good, including:

  Moderate oil prices
  Corporate profits remained solid, rising around 10%
  Low inflation and
  Improving trade and federal deficits.

Our Economic Snapshot chart highlights five selected indicators. As you can see, there's much to be thankful for, as well as a case for optimism about the future. Compared to six months earlier, a slightly smaller percentage of people in the U.S. are unemployed. Inflation is lower. The cost of financing a home is slightly lower. Overall economic growth is slower, however, while oil prices have risen.

Economic Snapshot
	3-31-2007	9-30-2006

U.S. unemployment rate	4.40%	4.60%
Inflation (U.S. Consumer Price Index)	2.80%	3.00%
U.S. GDP	1.30%	3.00%
30-year fixed mortgage rate	6.13%	6.18%
Oil price per barrel	$65.87	$62.91

Source: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

Stock valuations generally appear reasonable, in our view, especially given profit levels and still low U.S. interest rates. We see an attractive path ahead for diversified investors in 2007, although one that might be marked by a few unexpected curves. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark the Waddell & Reed organization's 70th anniversary, and more than four decades since the founding of the first Waddell & Reed Advisors fixed-income fund. We have deep resources focused on helping you achieve your long-term financial goals. At Waddell & Reed, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as a very strong effort to manage risk. To help accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Illustration of Fund Expenses

Cash Management

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2007.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2007	Beginning Account Value 9-30-06	Ending Account Value 3-31-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,022.80	0.79%	$4.05
Class B	1,000	1,017.70	1.80	9.08
Class C	1,000	1,018.00	1.75	8.78
Based on 5% Return (2)
Class A	$1,000	$1,020.97	0.79%	$4.04
Class B	1,000	1,015.94	1.80	9.07
Class C	1,000	1,016.20	1.75	8.77

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2007, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF CASH MANAGEMENT

Portfolio Highlights

On March 31, 2007, Waddell & Reed Advisors Cash Management, Inc. had net assets totaling $884,847,713.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2007, your Fund owned:

Corporate Obligations - Notes	$25.44
Corporate Obligations - Commercial Paper	$24.10
Municipal Obligations - Taxable	$22.06
Corporate Obligations - Commercial Paper (backed by irrevocable bank letter of credit)	$17.76
Corporate Obligations - Certificates of Deposit	$7.82
United States Government Agency Obligations	$2.76
Cash and Other Assets, Net of Liabilities	$0.06

The Investments of Cash Management
March 31, 2007
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 7.82%
Banks
Barclays Bank PLC,
5.37%, 4-15-08	$14,500	$14,500,000
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	12,000	12,000,000
Citibank, N.A.:
5.31%, 5-5-07	10,200	10,200,000
5.31%, 5-25-07	19,500	19,500,000
5.28%, 6-7-07	13,000	13,000,000
		69,200,000
Commercial Paper
Capital Equipment - 4.61%
Deere (John) Capital Corporation:
5.28%, 4-24-07	12,800	12,756,821
5.23%, 6-6-07	13,800	13,667,681
5.23%, 6-7-07	8,000	7,922,131
5.25%, 6-18-07	6,500	6,426,063
		40,772,696
Finance Companies - 1.07%
General Electric Capital Corporation,
5.0%, 6-15-07	9,500	9,490,053

Food and Related - 4.89%
McCormick & Co. Inc.:
5.1%, 5-31-07	11,800	11,699,700
5.11%, 5-31-07	8,000	7,931,867
5.0%, 8-31-07	17,900	17,522,111
5.02%, 11-26-07	6,350	6,138,372
		43,292,050
Household - General Products - 4.74%
Procter & Gamble Company (The):
5.28%, 4-16-07	8,250	8,231,850
5.24%, 5-21-07	34,000	33,752,555
		41,984,405
Mining - 4.45%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.27%, 4-25-07	26,700	26,606,194
5.275%, 4-30-07	12,800	12,745,609
		39,351,803
Security and Commodity Brokers - 4.11%
UBS Finance Delaware LLC (UBS AG):
5.24%, 5-8-07	16,855	16,764,226
5.24%, 5-8-07	9,400	9,349,376
5.24%, 6-6-07	10,300	10,201,051
		36,314,653
Utilities - Telephone - 0.23%
AT&T Inc.,
5.44%, 4-2-07	2,064	2,063,688

Total Commercial Paper - 24.10%		213,269,348

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 10.24%
ED&F Man Treasury Management PLC (Rabobank Nederland):
5.35%, 4-5-07	783	782,535
5.38%, 4-5-07	7,772	7,767,354
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
5.23%, 7-2-07	18,800	18,548,728
River Fuel Company #2, Inc. (Bank of New York (The)):
5.25%, 4-30-07	8,000	7,966,167
5.27%, 4-30-07	2,278	2,268,329
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
5.25%, 4-30-07	4,175	4,157,343
5.27%, 4-30-07	1,305	1,299,460
River Fuel Trust #1 (Bank of New York (The)),
5.23%, 6-18-07	9,100	8,996,882
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.265%, 5-9-07	39,000	38,783,258
		90,570,056
Food and Related - 4.90%
COFCO Capital Corp. (Rabobank Nederland):
5.25%, 4-3-07	300	299,912
5.26%, 4-3-07	16,700	16,695,120
5.26%, 4-5-07	23,000	22,986,558
5.26%, 4-10-07	3,350	3,345,595
		43,327,185
Health Care - Drugs - 0.17%
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	1,500	1,498,005

Multiple Industry - 2.45%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch):
5.26%, 4-5-07	7,500	7,495,617
5.27%, 4-12-07	6,000	5,990,338
5.245%, 4-19-07	8,250	8,228,364
		21,714,319

Total Commercial Paper (backed by irrevocable bank letter of credit) - 17.76%		157,109,565

Notes
Banks - 5.78%
Bank of America, N.A.,
5.27%, 9-14-07	12,700	12,700,000
Rabobank Nederland,
5.03%, 4-18-07*	6,500	6,500,000
U.S. Bancorp,
5.1%, 7-15-07	7,625	7,616,920
Wells Fargo & Company:
5.38%, 4-2-07*	8,000	8,000,000
5.33%, 4-16-07*	8,300	8,300,046
5.28%, 4-18-07*	8,000	8,000,000
		51,116,966
Business Equipment and Services - 0.99%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
5.44%, 4-5-07	7,760	7,760,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.44%, 4-4-07*	1,015	1,015,000
		8,775,000
Computers - Main and Mini - 2.34%
IBM Canada Credit Services Company (International Business Machines Corporation),
3.75%, 11-30-07	2,000	1,979,246
International Business Machines Corporation,
5.33%, 4-9-07*	18,750	18,750,039
		20,729,285
Cosmetics and Toiletries - 1.25%
Kimberly-Clark Corporation:
7.1%, 8-1-07	2,050	2,061,643
5.263%, 12-19-07	9,000	9,000,000
		11,061,643
Finance Companies - 2.06%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, National Association),
5.39%, 4-5-07*	5,000	5,000,000
General Electric Capital Corporation,
5.28%, 4-24-07	5,000	5,000,000
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.36%, 4-5-07*	3,955	3,955,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
5.32%, 4-5-07*	4,270	4,270,000
		18,225,000
Food and Related - 0.28%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
5.49%, 4-5-07*	2,515	2,515,000

Furniture and Furnishings - 0.16%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.49%, 4-5-07*	1,450	1,450,000

Health Care - Drugs - 0.95%
GlaxoSmithKline Capital plc,
2.375%, 4-16-07	8,400	8,389,545

Health Care - General - 0.54%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, N.A.),
5.32%, 4-5-07*	2,375	2,375,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
5.33%, 4-5-07*	2,375	2,375,000
		4,750,000
Hospital Supply and Management - 0.15%
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.35%, 4-4-07*	1,290	1,290,000

Household - General Products - 0.14%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
5.37%, 4-5-07*	976	976,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.37%, 4-5-07*	266	266,000
		1,242,000
Leisure Time Industry - 0.72%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
5.49%, 4-5-07*	6,340	6,340,000

Multiple Industry - 2.58%
3M Company,
5.656%, 12-12-07 (A)	17,000	17,051,400
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust),
5.37%, 4-4-07*	5,800	5,800,000
		22,851,400
Non-Residential Construction - 1.85%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.37%, 4-4-07*	16,385	16,385,000

Real Estate Investment Trust - 1.85%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
5.49%, 4-5-07*	2,000	2,000,000
Arden Realty Limited Partnership,
7.0%, 11-15-07	11,400	11,519,652
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
5.42%, 4-5-07*	2,805	2,805,000
		16,324,652
Retail - General Merchandise - 2.94%
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	26,000	26,010,481

Security and Commodity Brokers - 0.82%
UBS AG,
5.4%, 2-1-08	7,250	7,247,208

Trucking and Shipping - 0.04%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.37%, 4-5-07*	385	385,000

Total Notes - 25.44%		225,088,180

TOTAL CORPORATE OBLIGATIONS - 75.12%		$664,667,093

(Cost: $664,667,093)

MUNICIPAL OBLIGATIONS - TAXABLE

Alabama - 0.37%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
5.44%, 4-5-07*	3,275	3,275,000

Arkansas - 0.88%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.37%, 4-4-07*	7,820	7,820,000

California - 9.77%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c.):
5.29%, 4-2-07	41,200	41,200,000
5.29%, 4-10-07	2,500	2,500,000
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
5.28%, 5-3-07	40,800	40,800,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank National Association),
5.62%, 4-2-07*	1,940	1,940,000
		86,440,000
Colorado - 0.09%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank),
5.33%, 4-5-07*	800	800,000

District of Columbia - 0.21%
District of Columbia Revenue Bonds (American Society for Microbiology Project), Series 1998B (Taxable), (Wachovia Bank, N.A.),
5.32%, 4-5-07*	1,905	1,905,000

Florida - 1.91%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
5.37%, 4-4-07*	8,000	8,000,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
5.37%, 4-4-07*	3,475	3,475,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
5.32%, 4-5-07*	5,415	5,415,000
		16,890,000
Georgia - 4.75%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable):
5.38%, 4-4-07	37,000	37,000,000
5.38%, 4-5-07	5,000	5,000,000
		42,000,000
Indiana - 0.25%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
5.34%, 4-5-07*	2,200	2,200,000

Iowa - 0.11%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.33%, 4-5-07*	1,025	1,025,000

Maine - 0.19%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
5.35%, 4-4-07*	1,675	1,675,000

Missouri - 0.20%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
5.36%, 4-5-07*	1,730	1,730,000

New York - 1.63%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (WestLB AG),
5.39%, 6-5-07	14,400	14,400,000

Pennsylvania - 0.27%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
5.37%, 4-5-07*	2,350	2,350,000

Rhode Island - 0.14%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
5.44%, 4-5-07*	1,245	1,245,000

Tennessee - 0.23%
The Health, Educational and Housing Facility Board of the
      City of Memphis, Tennessee, Taxable Variable Rate
      Demand, Multifamily Housing Revenue Bonds (Ashland
      Lakes Apartments Project), Series 2006B
      (U.S. Bank National Association),

5.39%, 4-5-07*	2,000	2,000,000

Washington - 1.03%
Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily Revenue Bonds:
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
5.37%, 4-5-07*	2,770	2,770,000
Olympic Place Apartments Project, Series 2003B,
5.37%, 4-5-07*	2,000	2,000,000
Seaport Landing Retirement Project, Series 2005B (Bank of America),
5.33%, 4-2-07*	1,320	1,320,000
Taxable Variable Rate Demand Multifamily Housing Revenue Bonds (Country Club Apartments Project), Series 2001B (U.S. Bank, National Association),
5.52%, 4-2-07*	1,600	1,600,000
Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue Bonds
      (Tonkin Building Associates, LLC Project), Series 1997B
      (U.S. Bank of Washington, National Association),

5.37%, 4-5-07*	1,445	1,445,000
		9,135,000
Wisconsin - 0.03%
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
5.37%, 4-5-07*	310	310,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 22.06%		$195,200,000

(Cost: $195,200,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Mortgage Corporation,
5.375%, 2-12-08	8,500	8,500,000
Overseas Private Investment Corporation:
5.36%, 4-4-07*	7,500	7,500,000
5.37%, 4-4-07*	8,477	8,476,743

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.76%		$24,476,743

(Cost: $24,476,743)

TOTAL INVESTMENT SECURITIES - 99.94%		$884,343,836

(Cost: $884,343,836)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.06%		503,877

NET ASSETS - 100.00%		$884,847,713

Notes to Schedule of Investments
*Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of this security amounted to 1.93% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      CASH MANAGEMENT
      March 31, 2007
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $884,344) (Note 1)	$884,344
Cash	2,184
Receivables:
Fund shares sold	7,784
Interest	5,099
Prepaid and other assets	96

Total assets	899,507

LIABILITIES
Payable to Fund shareholders	13,697
Dividends payable	507
Accrued shareholder servicing (Note 2)	298
Accrued management fee (Note 2)	19
Accrued accounting services fee (Note 2)	18
Accrued distribution and service fees (Note 2)	1
Other	119

Total liabilities	14,659

Total net assets	$884,848

NET ASSETS
$0.01 par value capital stock, authorized - 5,000,000;
Class A shares outstanding - 867,992
Class B shares outstanding - 8,419
Class C shares outstanding - 8,437
Capital stock	$8,848
Additional paid-in capital	876,000

Net assets applicable to outstanding units of capital	$884,848

Net asset value, redemption and offering price per share for all classes	$1.00

See Notes to Financial Statements.

Statement of Operations
      CASH MANAGEMENT
      For the Six Months Ended March 31, 2007
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$22,699

Expenses (Note 2):
Investment management fee	1,698
Shareholder servicing:
Class A	1,284
Class B	15
Class C	11
Accounting services fee	106
Distribution fee:
Class B	36
Class C	31
Custodian fees	50
Service fee:
Class B	12
Class C	10
Legal fees	21
Audit fees	12
Other	171

Total expenses	3,457

Net investment income	19,242

Net increase in net assets resulting from operations	$19,242

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CASH MANAGEMENT
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2007	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$19,242	$26,543

Net increase in net assets resulting from operations	19,242	26,543

Distributions to shareholders from net investment income (Note 1D): (1)
Class A	(18,926)	(26,156)
Class B	(168)	(215)
Class C	(148)	(169)
Waddell & Reed Money Market Class C	NA	(3)

	(19,242)	(26,543)

Capital share transactions (Note 3)	63,503	183,462

Total increase	63,503	183,462
NET ASSETS
Beginning of period	821,345	637,883

End of period	$884,848	$821,345

Undistributed net investment income	$–	$–

(1)See "Financial Highlights" on pages 22 - 24.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0227	0.0380	0.0183	0.0032	0.0060	0.0139
Less dividends declared	(0.0227)	(0.0380)	(0.0183)	(0.0032)	(0.0060)	(0.0139)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.28%	3.86%	1.81%	0.32%	0.61%	1.39%
Net assets, end of period (in millions)	$868	$802	$625	$683	$860	$1,038
Ratio of expenses to average net assets	0.79	%(1)	0.88%	0.92%	0.92%	0.80%	0.78%
Ratio of net investment income to average net assets	4.55	%(1)	3.85%	1.80%	0.32%	0.62%	1.37%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-07		2006	2005		2004	2003	2002

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0177		0.0271		0.0081	0.0001	0.0006	0.0047
Less dividends declared	(0.0177)		(0.0271)		(0.0081)	(0.0001)	(0.0006)	(0.0047)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	1.77%		2.73%		0.79%	0.01%	0.06%	0.47%
Net assets, end of period (in millions)	$8		$11		$7	$10	$14	$13
Ratio of expenses to average net assets including voluntary expense reimbursement	1.80	%(1)	1.98%		1.93%	1.24%	1.34%	1.69%
Ratio of net investment income to average net assets including voluntary expense reimbursement	3.55	%(1)	2.77%		0.74%	0.01%	0.06%	0.45%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.80	%(1)(2)	1.98	%(2)	1.99%	1.96%	1.72%	1.69	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	3.55	%(1)(2)	2.77	%(2)	0.67%	-0.71%	-0.32%	0.45	%(2)

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-07		2006	2005		2004	2003	2002

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0179		0.0273		0.0077	0.0001	0.0005	0.0047
Less dividends declared	(0.0179)		(0.0273)		(0.0077)	(0.0001)	(0.0005)	(0.0047)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	1.80%		2.75%		0.75%	0.01%	0.05%	0.45%
Net assets, end of period (in millions)	$9		$8		$5	$7	$8	$7
Ratio of expenses to average net assets including voluntary expense reimbursement	1.75	%(1)	1.94%		1.96%	1.25%	1.34%	1.72%
Ratio of net investment income to average net assets including voluntary expense reimbursement	3.60	%(1)	2.83%		0.70%	0.01%	0.05%	0.42%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.75	%(1)(2)	1.94	%(2)	2.01%	2.03%	1.75%	1.72	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	3.60	%(1)(2)	2.83	%(2)	0.65%	-0.77%	-0.37%	0.42	%(2)

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2007

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders - All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

E. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and its potential impact on the Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines  fair value for purposes of financial statement presentation, establishes a hierarchy for  measuring fair value in generally accepted accounting principles and expands  financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.   The Fund will adopt SFAS No. 157 during 2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market Class C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month (except that, for broker-serviced accounts, effective September 1, 2006, the monthly charge for those accounts became $0.50) and, for Class A shares, $0.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B and Class C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class.

During the six-month period ended March 31, 2007, W&R received no front-end sales commissions.

A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2007, W&R received $22,590, $29,243 and $1,023 in CDSC for Class A, Class B and Class C shares, respectively.

During the six-month period ended March 31, 2007, the Fund paid Directors' regular compensation of $27,381, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Multiclass Operations

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. As of December 1, 2003, Class B and Class C shares were closed to direct investment. Investments via exchange into Class B and Class C shares are permitted. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class C shares were combined with Class A shares effective January 27, 2006.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2007	2006

Value issued from sale of shares:
Class A	$830,324	$1,564,085
Class B	9,956	21,336
Class C	9,079	18,766
Waddell & Reed Money Market Class C	NA	–
Value issued in connection with merger of Waddell & Reed Money Market Class C into Class A	NA	375
Value issued from reinvestment of dividends:
Class A	18,369	25,413
Class B	161	208
Class C	142	164
Waddell & Reed Money Market Class C	NA	2
Value redeemed:
Class A	(782,957)	(1,412,703)
Class B	(12,249)	(18,107)
Class C	(9,322)	(15,603)
Waddell & Reed Money Market Class C	NA	(99)
Value redeemed in connection with merger of Waddell & Reed Money Market Class C into Class A	NA	(375)

Increase in outstanding capital	$63,503	$183,462

NOTE 4 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund") as of March 31, 2007, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of March 31, 2007, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2007

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This pages is for your notes and calculations.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1010SA (3-07)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: June 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: June 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Vice President and Principal Financial Officer

Date: June 1, 2007